BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Business Segment Reporting By Product Segment [Table Text Block]
Business segment reporting - by product

The Company has two reportable business segments: Manufacturing and trading of bimetallic composite wire products and its related products (“Bimetallic Composite Wire Products”), and manufacturing of wiring equipment and leasing copper coated aluminum wire technology (“Wiring Equipment”).
The following tables set forth the Company’s two main segments:

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2013
Product sales	$42,088,878	$1,569,950	$-	$43,658,828
	42,088,878	1,569,950	-	43,658,828

Cost of sales	(34,064,662)	(639,986)	-	(34,704,648)
	(34,064,662)	(639,986)	-	(34,704,648)
Gross profit	8,024,216	929,964	-	8,954,180

Selling and distribution expenses	(567,504)	(117,358)	-	(684,862)
Administrative and other expenses	(2,281,505)	(870,022)	(51,680)	(3,203,207)
Operating income/(loss)	5,175,207	(57,416)	(51,680)	5,066,111
Other income	241,273	162,943	1,191	405,407
Interest expenses	(1,154,916)	(116,374)	(5)	(1,271,295)

Income/(loss) before income taxes	4,261,564	(10,847)	(50,494)	4,200,223
Income tax expenses	(721,560)	(4,646)	-	(726,206)

Net income/(loss)	3,540,004	(15,493)	(50,494)	3,474,017

Total assets	$61,634,180	$13,254,548	$58,650	$74,947,378

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2012
Product sales	$40,753,851	$1,884,266	$-	$42,638,117
	40,753,851	1,884,266	-	42,638,117

Cost of sales	(31,718,549)	(890,784)	-	(32,609,333)
	(31,718,549)	(890,784)	-	(32,609,333)
Gross profit	9,035,302	993,482	-	10,028,784

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,548)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680
Income tax expenses	(1,072,553)	(68,370)	-	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

	Bimetallic composite wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2011
Product sales
Sales	$47,175,147	$4,518,588	$-	$51,693,735
Licensing technology	-	775,494	-	775,494
	47,175,147	5,294,082	-	52,469,229

Cost of sales
Sales	(35,185,078)	(1,889,496)	-	(37,074,574)
Licensing technology	-	(53,760)	-	(53,760)
	(35,185,078)	(1,943,256)	-	(37,128,334)
Gross profit	11,990,069	3,350,826	-	15,340,895
Selling and distribution expenses	(522,318)	(83,953)	-	(606,271)
Administrative and other expenses	(1,238,401)	(635,872)	(788,322)	(2,662,595)
Operating income/(loss)	10,229,350	2,631,001	(788,322)	12,072,029
Other income	270,859	83,580	-	354,439
Interest expenses	(661,833)	(14,196)	-	(676,029)

Income/(loss) before income taxes	9,838,376	2,700,385	(788,322)	11,750,439
Income tax expenses	(1,516,509)	(280,222)	-	(1,796,731)

Net income/(loss)	$8,321,867	$2,420,163	$(788,322)	$9,953,708

Total assets	$40,194,094	$9,267,108	$619,333	$50,080,535

Schedule Of Business Segment Reporting By Geographic Segment [Table Text Block]
The following tables set forth revenues from customers of products sold by geographic segment:

	For the Years Ended December 31,
Geographical information:	2013	2012	2011

PRC	$38,431,632	$34,002,646	$44,615,729
Others	5,227,196	8,635,471	7,853,500
	$43,658,828	$42,638,117	$52,469,229